Cash Generated by Operations (Tables)	12 Months Ended
Jun. 30, 2018
Statement of cash flows [abstract]
Disclosure of Cash Generated by Operations

	US dollar
Figures in million	2018	2017	2016

Reconciliation of profit/(loss) before taxation to cash generated by operations:

Profit/(loss) before taxation	(339)	(20)	109
Adjustments for:
Amortisation and depreciation	200	185	149
(Reversal of impairment)/impairment of assets	386	131	(3)
Share-based payments	28	29	23
Net decrease in provision for post-retirement benefits	—	(1)	(1)
Net increase/(decrease) in provision for environmental rehabilitation	(2)	(8)	(7)
Profit on sale of property, plant and equipment	—	(3)	—
Loss on scrapping of property, plant and equipment	—	10	4
(Profit)/loss from associates	(3)	1	—
Gain on bargain purchase	—	(60)	—
Interest received	(27)	(20)	(17)
Finance costs	26	17	19
Inventory adjustments	(16)	31	7
Foreign exchange translation difference	52	(16)	45
Non cash portion of gains on derivatives	43	(7)	(25)
Day one loss amortisation	3	6	—
Silicosis settlement provision	(5)	70	—
Other non-cash adjustments	(2)	(5)	1

Effect of changes in operating working capital items

Receivables	(8)	(30)	12
Inventories	(31)	2	5
Payables	29	8	1

Cash generated by operations	334	320	322